Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000193017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class R6/JCSRX)
Average Annual Return, Percent	0.07%	1.22%	2.22%
C000001742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class A/TACAX)
Average Annual Return, Percent	(4.13%)	0.21%	1.67%
C000001744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class C/TCCAX)
Average Annual Return, Percent	(1.85%)	0.27%	1.32%
C000178768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class I/JCAFX)
Average Annual Return, Percent	0.01%	1.19%	2.22%
Without Sales Load [Member] | C000001742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class A/TACAX)—excluding sales charge
Average Annual Return, Percent	(0.14%)	1.02%	2.08%
Without Sales Load [Member] | C000001744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge
Average Annual Return, Percent	(0.89%)	0.27%	1.32%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	1.71%	0.33%	2.06%